UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.7%

Security	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co. (The)	12,000	$688,200
Finmeccanica SpA	30,000	648,872
General Dynamics Corp.	78,611	5,787,342
Honeywell International, Inc.	106,620	4,430,061
Rockwell Collins, Inc.	59,584	2,865,395
United Technologies Corp.	11,000	660,660
		$15,080,530
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	84,275	$4,294,654
Deutsche Post AG	203,898	4,244,715
Expeditors International of Washington, Inc.	60,642	2,112,767
FedEx Corp.	28,786	2,275,245
Yamato Holdings Co., Ltd.	64,701	725,959
		$13,653,340
Airlines — 0.1%
Japan Airlines Corp. (1)	335,000	$691,035
Ryanair Holdings PLC, ADR (1)	21,502	482,290
		$1,173,325
Auto Components — 0.4%
Aisin Seiki Co., Ltd.	7,600	$186,458
Cooper Tire & Rubber Co.	30,158	259,359
Denso Corp.	83,300	2,046,826
Johnson Controls, Inc.	114,456	3,471,450
NGK Spark Plug Co., Ltd.	20,000	195,052
Stanley Electric Co., Ltd.	17,200	252,774
Toyoda Gosei Co., Ltd.	5,900	100,424
Toyota Industries Corp.	9,000	227,536
		$6,739,879
Automobiles — 2.0%
DaimlerChrysler AG	181,953	$9,014,286
Ford Motor Co. (1)	309,707	1,610,476
Harley-Davidson, Inc.	45,565	1,699,575
Honda Motor Co., Ltd.	139,800	4,248,109
Isuzu Motors, Ltd.	59,000	164,256
Suzuki Motor Corp.	60,100	1,115,596
Toyota Motor Corp.	88,807	3,803,517
Volkswagen AG	21,183	8,281,909
Volkswagen AG (Preference Shares)	3,759	466,929
Yamaha Motor Co., Ltd.	21,600	295,543
		$30,700,196
Beverages — 1.6%
Carlsberg A/S, Class B	8,103	$616,428
Coca-Cola Co. (The)	69,480	3,674,102
Heineken NV	30,199	1,210,600
Ito En, Ltd.	37,800	491,536
Kirin Holdings Co., Ltd.	83,000	1,092,491
Pepsi Bottling Group, Inc.	19,042	555,455
PepsiCo, Inc.	140,963	10,046,433
Pernod-Ricard SA	16,230	1,426,518
SABMiller PLC	181,405	3,551,036
Sapporo Holdings, Ltd.	160,000	1,190,272
Takara Holdings, Inc.	137,000	967,705
		$24,822,576

Biotechnology — 2.6%
Amgen, Inc. (1)	82,579	$4,894,457
Amylin Pharmaceuticals, Inc. (1)	25,910	523,900
Biogen Idec, Inc. (1)	95,284	4,791,832
Celgene Corp. (1)	111,272	7,041,292
Cephalon, Inc. (1)	30,857	2,391,109
CV Therapeutics, Inc. (1)	50,000	540,000
Gilead Sciences, Inc. (1)	403,463	18,389,844
Martek Biosciences Corp.	12,388	389,231
Regeneron Pharmaceuticals, Inc. (1)	124,547	2,718,861
		$41,680,526
Building Products — 0.3%
Asahi Glass Co., Ltd.	156,497	$1,378,169
Central Glass Co., Ltd.	80,000	267,583
JS Group Corp.	25,600	322,854
Masco Corp.	59,062	1,059,572
Nippon Sheet Glass	232,000	1,203,637
Sanwa Shutter Corp.	86,000	325,401
		$4,557,216
Capital Markets — 1.9%
American Capital, Ltd.	23,553	$600,837
Bank of New York Mellon Corp. (The)	126,879	4,133,718
Charles Schwab Corp. (The)	56,270	1,463,020
Daiwa Securities Group, Inc.	113,000	824,535
Federated Investors, Inc., Class B	15,936	459,754
Franklin Resources, Inc.	43,596	3,842,115
Goldman Sachs Group, Inc.	18,354	2,349,312
ICAP PLC	50,600	327,215
Jafco Co., Ltd.	3,200	120,832
Merrill Lynch & Co., Inc.	125,905	3,185,397
Nomura Holdings, Inc.	89,400	1,168,768
Northern Trust Corp.	66,797	4,822,743
Shinko Securities Co., Ltd.	107,000	302,661
UBS AG (1)	367,577	6,299,319
		$29,900,226
Chemicals — 1.8%
Air Products and Chemicals, Inc.	9,559	$654,696
BASF AG	241,118	11,469,937
Daicel Chemical Industries, Ltd.	62,000	279,411
Dainippon Ink and Chemicals, Inc.	120,000	227,677
Dow Chemical Co. (The)	73,566	2,337,927
E.I. Du Pont de Nemours & Co.	19,328	778,918
Eastman Chemical Co.	11,375	626,308
Ecolab, Inc.	22,890	1,110,623
Kaneka Corp.	154,000	852,263
Kansai Paint Co., Ltd.	86,000	534,378
Mitsubishi Chemical Holdings Corp.	35,000	185,332
Mitsubishi Rayon Co., Ltd.	273,000	677,308
Monsanto Co.	27,285	2,700,669
Nippon Shokubai Co., Ltd.	138,000	886,246
Nissan Chemical Industries, Ltd.	61,000	561,137
Nitto Denko Corp.	5,000	127,431
Shin-Etsu Chemical Co., Ltd.	61,500	2,929,603
Sumitomo Bakelite Co., Ltd.	39,000	167,087
Taiyo Nippon Sanso Corp.	72,000	571,411
		$27,678,362
Commercial Banks — 6.3%
Banco Santander Central Hispano SA	981,734	$14,687,496
Bank of Yokohama, Ltd.	113,000	560,737
Barclays PLC	1,068,873	6,367,074
BB&T Corp.	82,529	3,119,596
BNP Paribas SA	142,080	13,532,254

DnB NOR ASA	105,036	$809,700
Fifth Third Bancorp	6,891	82,003
HSBC Holdings PLC	1,570,038	25,466,208
Intesa Sanpaolo RNC	182,000	866,334
Intesa Sanpaolo SpA	1,291,944	7,089,252
Joyo Bank, Ltd.	37,000	168,742
Lloyds TSB Group PLC	970,946	3,911,642
Mitsubishi UFJ Financial Group, Inc.	14,060	122,826
Mitsui Trust Holdings, Inc.	145,000	784,215
National City Corp.	37,123	64,965
Popular, Inc.	28,772	238,520
Resona Holdings, Inc.	445	601,394
Royal Bank of Scotland PLC	660,084	2,134,885
Sapporo Hokuyo Holdings, Inc.	35	175,521
Societe Generale	116,380	10,430,986
Sumitomo Trust and Banking Co., Ltd.	150,955	1,007,529
Synovus Financial Corp.	77,625	803,419
UniCredit SpA	522,068	1,947,825
Wells Fargo & Co.	77,150	2,895,440
Zions Bancorporation	25,092	971,060
		$98,839,623
Commercial Services & Supplies — 0.7%
Avery Dennison Corp.	23,372	$1,039,587
Dai Nippon Printing Co., Ltd.	73,000	986,416
Rentokil Initial PLC	2,336,582	2,906,496
RR Donnelley & Sons Co.	70,366	1,726,078
SECOM Co., Ltd.	69,300	2,892,042
Serco Group PLC	144,136	942,457
Suez Environnement SA (1)	5,000	122,837
Waste Management, Inc.	18,690	588,548
		$11,204,461
Communications Equipment — 5.0%
Alcatel-Lucent (1)	370,076	$1,422,972
Brocade Communications Systems, Inc. (1)	76,415	444,735
Cisco Systems, Inc. (1)	999,233	22,542,696
Corning, Inc.	13,370	209,107
Harris Corp.	47,813	2,208,961
Nokia Oyj	434,865	8,092,711
QUALCOMM, Inc.	724,882	31,148,180
Research In Motion, Ltd. (1)	167,739	11,456,574
Riverbed Technology, Inc. (1)	104,454	1,307,764
		$78,833,700
Computers & Peripherals — 4.8%
Apple, Inc. (1)	395,083	$44,905,134
EMC Corp. (1)	279,905	3,347,664
Fujitsu, Ltd.	153,121	862,382
Hewlett-Packard Co.	247,871	11,461,555
International Business Machines Corp.	81,602	9,544,170
Mitsumi Electric Co., Ltd.	56,500	1,437,278
NEC Corp.	168,000	719,338
NetApp, Inc. (1)	24,665	449,643
Palm, Inc.	54,994	328,314
SanDisk Corp. (1)	53,957	1,054,859
Toshiba Corp.	187,431	818,899
		$74,929,236
Construction & Engineering — 0.2%
Bouygues SA	19,516	$882,106
JGC Corp.	64,000	1,028,613
Obayashi Corp.	241,000	1,220,947
Skanska AB	51,200	578,678
		$3,710,344

Construction Materials — 0.2%
Lafarge SA	10,540	$1,107,255
Vulcan Materials Co.	27,988	2,085,106
		$3,192,361
Consumer Finance — 0.2%
Credit Saison Co., Ltd.	63,000	$1,037,256
Student Loan Corp.	16,049	1,492,557
Takefuji Corp.	21,420	279,241
		$2,809,054
Containers & Packaging — 0.1%
Bemis Co., Inc.	21,337	$559,243
Toyo Seikan Kaisha, Ltd.	71,300	1,096,456
		$1,655,699
Distributors — 0.1%
Genuine Parts Co.	56,294	$2,263,582
		$2,263,582
Diversified Consumer Services — 0.1%
H&R Block, Inc.	65,199	$1,483,277
Regis Corp.	10,423	286,633
		$1,769,910
Diversified Financial Services — 2.4%
Bank of America Corp.	340,871	$11,930,485
CITGroup, Inc.	59,215	412,136
Citigroup, Inc.	306,296	6,282,131
CME Group, Inc.	6,433	2,389,924
Fortis	111,868	689,572
ING Groep NV	317,107	6,782,863
Investor AB, Class B	78,000	1,450,368
JPMorgan Chase & Co.	114,329	5,339,164
NYSE Euronext	66,867	2,619,849
		$37,896,492
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	179,440	$5,009,965
Deutsche Telekom AG	241,922	3,665,905
Embarq Corp.	13,779	558,738
France Telecom SA	215,006	6,017,340
Frontier Communications Corp.	333,106	3,830,719
Telefonica SA	796,352	18,892,948
Verizon Communications, Inc.	246,478	7,909,479
Windstream Corp.	255,703	2,797,391
		$48,682,485
Electric Utilities — 1.9%
Duke Energy Corp.	208,933	$3,641,702
E.ON AG	173,317	8,704,715
Enel SpA	1,137,993	9,478,353
Exelon Corp.	21,194	1,327,168
Fortum Oyj	37,386	1,251,840
Hokkaido Electric Power Co.	13,500	282,388
Iberdrola SA	172,196	1,745,420
Kyushu Electric Power Co., Inc.	13,400	279,818
Scottish and Southern Energy PLC	60,381	1,540,417
Shikoku Electric Power Co.	5,700	143,421
Tokyo Electric Power Co., Inc.	21,001	517,642
Union Fenosa SA	61,836	1,508,381
		$30,421,265
Electrical Equipment — 1.1%
ABB, Ltd. (1)	292,174	$5,676,769
Cooper Industries, Ltd., Class A	30,705	1,226,665

Emerson Electric Co.	180,232	$7,351,663
Fuji Electric Holdings Co., Ltd.	162,000	392,021
Furukawa Electric Co., Ltd.	257,000	1,136,913
Hitachi Cable, Ltd.	52,000	177,880
Sunpower Corp., Class A (1)	5,981	424,232
Ushio, Inc.	11,500	189,819
		$16,575,962
Electronic Equipment, Instruments & Components — 0.9%
Electrocomponents PLC	218,327	$647,796
Fuji Photo Film Co., Ltd.	90,800	2,345,094
Hitachi, Ltd.	135,000	913,013
Kyocera Corp.	73,234	5,568,827
Mabuchi Motor Co., Ltd.	7,700	350,759
Murata Manufacturing Co., Ltd.	6,400	258,835
Omron Corp.	11,800	183,491
TDK Corp.	66,700	3,346,699
Yokogawa Electric Corp.	107,500	683,779
		$14,298,293
Energy Equipment & Services — 0.9%
Amec PLC	74,000	$851,005
Halliburton Co.	168,088	5,444,370
Noble Corp.	25,411	1,115,543
Schlumberger, Ltd.	30,905	2,413,371
Transocean, Inc. (1)	39,772	4,368,556
		$14,192,845
Food & Staples Retailing — 2.3%
Circle K Sunkus Co., Ltd.	16,500	$274,001
CVS Caremark Corp.	273,973	9,221,931
Familymart Co., Ltd.	10,600	449,327
Koninklijke Ahold NV	122,728	1,414,548
Kroger Co. (The)	129,054	3,546,404
Metro AG	28,658	1,433,876
Safeway, Inc.	69,531	1,649,275
Sysco Corp.	100,301	3,092,280
UNY Co., Ltd.	65,000	662,631
Wal-Mart Stores, Inc.	234,129	14,021,986
		$35,766,259
Food Products — 3.0%
Campbell Soup Co.	17,968	$693,565
ConAgra Foods, Inc.	77,043	1,499,257
H.J. Heinz Co.	14,987	748,900
Hershey Co. (The)	85,383	3,376,044
Kraft Foods, Inc., Class A	88,500	2,898,375
Meiji Seika Kaisha, Ltd.	260,851	1,194,649
Morinaga & Co., Ltd.	46,079	85,478
Nestle SA	558,806	24,213,759
Nippon Suisan Kaisha, Ltd.	256,600	945,749
Nissin Food Products Co., Ltd.	11,700	417,742
Sara Lee Corp.	32,588	411,586
Toyo Suisan Kaisha, Ltd.	15,000	380,945
Unilever NV	343,720	9,653,687
		$46,519,736
Gas Utilities — 0.3%
Gas Natural SDG SA	45,614	$1,689,351
GDF Suez	40,000	2,076,396
Snam Rete Gas	260,064	1,568,140
		$5,333,887
Health Care Equipment & Supplies — 1.7%
Advanced Medical Optics, Inc. (1)	36,839	$654,997
Boston Scientific Corp. (1)	187,908	2,305,631

Cooper Cos., Inc. (The)	16,718	$581,118
Covidien, Ltd.	19,968	1,073,480
Gen-Probe, Inc. (1)	23,579	1,250,866
Hospira, Inc. (1)	13,029	497,708
Immucor, Inc. (1)	58,135	1,857,995
Intuitive Surgical, Inc. (1)	17,782	4,285,106
Medtronic, Inc.	123,565	6,190,607
Olympus Optical Corp.	67,000	1,961,762
Terumo Corp.	71,200	3,720,754
Thoratec Corp. (1)	59,499	1,561,849
West Pharmaceutical Services, Inc.	14,776	721,364
		$26,663,237
Health Care Providers & Services — 1.1%
Cardinal Health, Inc.	23,264	$1,146,450
DaVita, Inc. (1)	20,000	1,140,200
Humana, Inc. (1)	35,364	1,456,997
Laboratory Corp. of America Holdings (1)	17,446	1,212,497
Lincare Holdings, Inc. (1)	56,738	1,707,246
McKesson Corp.	119,157	6,411,838
Medco Health Solutions, Inc. (1)	77,226	3,475,170
Omnicare, Inc.	32,075	922,798
		$17,473,196
Hotels, Restaurants & Leisure — 1.2%
Accor SA	26,214	$1,396,866
Carnival Corp., Unit	126,018	4,454,736
Marriott International, Inc., Class A	70,942	1,850,877
Starbucks Corp. (1)	354,913	5,277,556
Starwood Hotels & Resorts Worldwide, Inc.	54,114	1,522,768
Yum! Brands, Inc.	157,714	5,143,054
		$19,645,857
Household Durables — 0.7%
Clarion Co., Ltd.	47,000	$65,992
Makita Corp.	13,500	277,049
Pioneer Corp.	76,500	505,504
Pulte Homes, Inc.	46,398	648,180
Ryland Group, Inc.	47,443	1,258,188
Sekisui Chemical Co., Ltd.	44,000	262,027
Sharp Corp.	86,000	941,408
Snap-On, Inc.	15,120	796,219
Sony Corp.	82,900	2,561,013
Stanley Works	48,688	2,032,237
Whirlpool Corp.	17,290	1,370,924
		$10,718,741
Household Products — 1.2%
Colgate-Palmolive Co.	19,867	$1,496,978
Kao Corp.	114,654	3,080,239
Procter & Gamble Co.	196,035	13,661,679
Uni-Charm Corp.	8,500	653,653
		$18,892,549
Industrial Conglomerates — 2.3%
3M Co.	81,121	$5,541,376
General Electric Co.	616,068	15,709,734
Hankyu Hanshin Holdings, Inc.	23,128	106,422
Siemens AG	155,733	14,493,806
		$35,851,338

Insurance — 3.8%
ACE, Ltd.	78,172	$4,231,450
AFLAC, Inc.	68,355	4,015,856
Aioi Insurance Co., Ltd.	166,000	829,478
Alleanza Assicurazioni SpA	121,297	1,112,476
Allianz SE	30,941	4,232,467
Allstate Corp. (The)	87,349	4,028,536
AON Corp.	136,360	6,130,746
AXA SA	428,404	13,992,154
Cincinnati Financial Corp.	20,643	587,087
CNP Assurances	14,204	1,600,756
Corporacion Mapfre SA	125,662	548,090
Fondiaria - SAI SpA	22,751	535,809
Friends Provident PLC	275,000	468,933
Lincoln National Corp.	3,641	155,871
Marsh & McLennan Cos., Inc.	83,242	2,643,766
Muenchener Rueckversicherungs-Gesellschaft AG	47,495	7,148,345
Prudential PLC	525,459	4,803,528
RSA Insurance Group PLC	290,000	777,362
T & D Holdings, Inc.	17,500	926,032
TrygVesta AS	13,598	872,377
		$59,641,119
Internet & Catalog Retail — 0.3%
Amazon.com, Inc. (1)	33,987	$2,472,894
Home Retail Group	540,905	2,285,424
HSN, Inc. (1)	44,386	488,690
		$5,247,008
Internet Software & Services — 2.6%
Akamai Technologies, Inc. (1)	23,623	$411,985
Ariba, Inc. (1)	14,726	208,078
eAccess, Ltd.	158	88,718
eBay, Inc. (1)	379,129	8,484,907
Google, Inc., Class A (1)	59,778	23,942,285
IAC/InterActiveCorp. (1)	110,965	1,919,695
VeriSign, Inc. (1)	130,604	3,406,152
Yahoo!, Inc. (1)	144,588	2,501,372
		$40,963,192
IT Services — 0.7%
Accenture, Ltd., Class A	8,251	$313,538
CapGemini SA	7,574	357,002
Cognizant Technology Solutions Corp. (1)	125,529	2,865,827
Metavante Technologies, Inc. (1)	12,238	235,704
Nomura Research Institute, Ltd.	14,000	288,654
NTT Data Corp.	706	2,796,176
Obic Co., Ltd.	600	98,091
Satyam Computer Services, Ltd. ADR	153,448	2,478,185
Total System Services, Inc.	28,215	462,726
Western Union Co.	40,000	986,800
		$10,882,703
Leisure Equipment & Products — 0.2%
Hasbro, Inc.	26,234	$910,844
Mattel, Inc.	31,709	572,030
Nikon Corp.	97,000	2,331,101
		$3,813,975
Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	27,425	$684,802
Thermo Fisher Scientific, Inc. (1)	12,387	681,285
		$1,366,087

Machinery — 1.5%
AGCO Corp. (1)	44,000	$1,874,840
Amada Co., Ltd.	38,000	209,063
Caterpillar, Inc.	28,676	1,709,090
Danaher Corp.	1,373	95,286
Dover Corp.	13,219	536,030
Eaton Corp.	46,216	2,596,415
Fanuc, Ltd.	70,627	5,322,906
Illinois Tool Works, Inc.	13,282	590,385
Japan Steel Works, Ltd.	135,000	1,681,460
Kawasaki Heavy Industries, Ltd.	209,000	446,718
Komatsu, Ltd.	93,000	1,525,275
Kurita Water Industries, Ltd.	14,700	344,918
Minebea Co., Ltd.	212,227	797,403
NSK, Ltd.	151,000	873,878
Pall Corp.	19,443	668,645
Parker Hannifin Corp.	60,996	3,232,788
Vallourec SA	2,492	536,515
		$23,041,615
Marine — 0.1%
Nippon Yusen KK	175,000	$1,142,799
		$1,142,799
Media — 2.3%
British Sky Broadcasting Group PLC	51,500	$384,147
CBS Corp., Class B	46,764	681,819
Central European Media Enterprises, Ltd., Class A (1)	14,681	960,137
Comcast Corp., Class A	526,294	10,331,151
Comcast Corp., Special Class A	158,938	3,134,257
Dentsu, Inc.	800	1,611,808
Fuji Television Network, Inc.	68	87,866
Omnicom Group, Inc.	82,642	3,186,676
PagesJaunes Groupe SA	90,227	1,256,269
Television Francaise	75,221	1,329,612
Thomson Reuters PLC	87,872	1,968,585
Virgin Media, Inc.	26,145	206,546
Walt Disney Co.	273,863	8,404,855
Wolters Kluwer NV	38,299	774,513
WPP Group PLC	155,800	1,263,458
		$35,581,699
Metals & Mining — 2.1%
Alcoa, Inc.	62,369	$1,408,292
Anglo American PLC	165,185	5,594,329
Arcelor Mittal	142,034	7,178,921
Barrick Gold Corp.	20,610	757,211
Companhia Vale do Rio Doce ADR	40,000	766,000
Dowa Mining Co., Ltd.	59,701	268,191
Eurasian Natural Resources Corp.	75,000	684,723
Lonmin PLC	15,000	615,072
Newmont Mining Corp.	35,000	1,356,600
Nippon Light Metal Co., Ltd.	755,000	887,961
Rio Tinto PLC	160,570	10,103,334
Sumitomo Metal Industries, Ltd.	241,613	750,377
Sumitomo Metal Mining Co., Ltd.	98,000	983,887
Teck Cominco, Ltd., Class B	42,905	1,249,394
Toho Titanium	7,000	108,509
Toho Zinc Co., Ltd.	31,000	84,789
Vedanta Resources PLC	23,766	499,433
		$33,297,023
Multiline Retail — 0.6%
Hankyu Department Stores	42,000	$256,218
J Front Retailing Co., Ltd.	162,000	936,269

Kohl’s Corp. (1)	20,000	$921,600
Nordstrom, Inc.	42,995	1,239,116
PPR SA	12,595	1,124,453
Ryohin Keikaku Co., Ltd.	2,000	98,612
Sears Holdings Corp. (1)	37,087	3,467,635
Target Corp.	15,525	761,501
		$8,805,404
Multi-Utilities — 1.5%
Ameren Corp.	72,149	$2,815,975
Centrica PLC	307,754	1,736,137
CMS Energy Corp.	185,436	2,312,387
Consolidated Edison, Inc.	26,799	1,151,285
Dominion Resources, Inc.	58,025	2,482,310
GDF Suez	36,645	1,889,074
NiSource, Inc.	161,910	2,389,792
NorthWestern Corp.	25,742	646,896
PG&E Corp.	9,132	341,993
Public Service Enterprise Group, Inc.	113,644	3,726,387
TECO Energy, Inc.	30,971	487,174
United Utilities Group PLC	331,644	4,126,342
		$24,105,752
Office Electronics — 0.3%
Canon, Inc.	99,100	$3,763,691
Xerox Corp.	38,686	446,050
		$4,209,741
Oil, Gas & Consumable Fuels — 8.1%
Anadarko Petroleum Corp.	27,679	$1,342,708
BP PLC	1,850,302	15,449,730
Chevron Corp.	86,537	7,137,572
ConocoPhillips	144,488	10,583,746
Cosmo Oil Co., Ltd.	314,000	746,133
Dampskibsselskabet Torm	48,954	1,176,095
El Paso Corp.	56,715	723,683
ENI SpA	287,820	7,611,905
Exxon Mobil Corp.	322,868	25,073,929
Foundation Coal Holdings, Inc.	6,121	217,785
Independent Tankers Corp., Ltd. (1)	215	258
Petrohawk Energy Corp. (1)	24,248	524,484
Range Resources Corp.	37,048	1,588,248
Royal Dutch Shell PLC	383,980	10,814,996
Royal Dutch Shell PLC, Class A	441,067	12,771,167
Suncor Energy, Inc.	55,090	2,321,493
TonenGeneral Sekiyu KK	103,000	847,482
Total SA	332,280	20,140,823
Western Refining, Inc.	42,934	434,063
Williams Cos., Inc.	159,612	3,774,824
XTO Energy, Inc.	90,000	4,186,800
		$127,467,924
Paper & Forest Products — 0.1%
International Paper Co.	50,046	$1,310,204
Mondi PLC	83,504	390,735
		$1,700,939
Personal Products — 0.3%
Alberto-Culver Co.	22,576	$614,970
Beiersdorf AG	28,716	1,810,976
Herbalife, Ltd.	21,454	847,862
Oriflame Cosmetics SA	29,484	1,356,283
USANA Health Services, Inc. (1)	9,533	390,758
		$5,020,849

Pharmaceuticals — 6.8%
Abbott Laboratories	155,754	$8,968,315
Allergan, Inc.	41,914	2,158,571
Astellas Pharma, Inc.	67,800	2,854,002
AstraZeneca PLC	131,950	5,789,006
Bristol-Myers Squibb Co.	330,336	6,887,506
Cardiome Pharma Corp. (1)	62,480	474,848
Chugai Pharmaceuticals Co., Ltd.	61,200	999,073
Daiichi Sankyo Co., Ltd.	66,600	1,719,116
Eisai Co., Ltd.	76,646	2,998,381
Eli Lilly & Co.	28,000	1,232,840
Endo Pharmaceuticals Holdings, Inc. (1)	42,910	858,200
GlaxoSmithKline PLC	722,025	15,681,473
IMS Health, Inc.	20,213	382,228
Johnson & Johnson	71,747	4,970,632
King Pharmaceuticals, Inc. (1)	62,199	595,866
Medicines Co. (1)	62,461	1,450,344
Merck & Co., Inc.	10,000	315,600
Novartis AG	161,420	8,521,052
Pfizer, Inc.	451,391	8,323,650
Roche Holding AG	91,418	14,348,400
Sanofi-Aventis SA	150,181	9,851,638
Santen Pharmaceutical Co., Ltd.	17,000	432,924
Sepracor, Inc. (1)	41,990	768,837
Shionogi & Co., Ltd.	96,000	1,947,901
Takeda Pharmaceutical Co., Ltd.	72,331	3,648,427
Tanabe Seiyaku Co., Ltd.	28,000	389,844
Valeant Pharmaceuticals International (1)	40,456	828,134
		$107,396,808
Professional Services — 0.2%
Equifax, Inc.	15,217	$524,226
Manpower, Inc.	23,198	1,001,226
Robert Half International, Inc.	36,951	914,537
		$2,439,989
Real Estate Investment Trusts (REITs) — 0.3%
Host Hotels & Resorts, Inc.	33,128	$440,271
Japan Real Estate Investment Corp.	50	404,190
Japan Retail Fund Investment Corp.	50	205,940
Nippon Building Fund, Inc.	56	542,330
Simon Property Group, Inc.	35,779	3,470,563
		$5,063,294
Real Estate Management & Development — 0.4%
Daito Trust Construction Co., Ltd.	9,200	$342,786
Daiwa House Industry Co., Ltd.	169,000	1,618,628
Heiwa Real Estate Co., Ltd.	104,000	373,315
Kungsleden AB	90,902	580,520
Mitsubishi Estate Co., Ltd.	76,000	1,500,271
Sumitomo Realty & Development Co., Ltd.	92,000	2,007,229
Tokyu Land Corp.	26,000	96,817
		$6,519,566
Road & Rail — 0.6%
CSX Corp.	48,354	$2,638,678
East Japan Railway Co.	94	702,272
Keio Corp.	139,000	749,897
Kinetsu Corp.	91,000	317,691
Nippon Express Co., Ltd.	131,000	585,860
Norfolk Southern Corp.	41,055	2,718,252
Ryder System, Inc.	14,154	877,548
Seino Holdings Corp.	72,000	340,195
Tobu Railway Co., Ltd.	154,000	748,073
		$9,678,466

Semiconductors & Semiconductor Equipment — 2.9%
Advantest Corp.	146,800	$3,109,714
Applied Materials, Inc.	393,986	5,961,008
Atheros Communications, Inc. (1)	66,024	1,556,846
Broadcom Corp., Class A (1)	117,049	2,180,623
Intel Corp.	991,292	18,566,899
KLA-Tencor Corp.	154,838	4,900,623
Marvell Technology Group, Ltd. (1)	256,978	2,389,895
MEMC Electronic Materials, Inc. (1)	63,895	1,805,673
Microchip Technology, Inc.	26,241	772,273
NVIDIA Corp. (1)	52,275	559,865
ROHM Co., Ltd.	1,500	82,653
Tokyo Electron, Ltd.	66,100	2,996,462
Tokyo Seimitsu Co., Ltd.	21,700	264,687
Veeco Instruments, Inc. (1)	23,763	351,930
		$45,499,151
Software — 5.3%
Autodesk, Inc. (1)	169,544	$5,688,201
Cadence Design Systems, Inc. (1)	69,562	470,239
Citrix Systems, Inc. (1)	64,000	1,616,640
Compuware Corp. (1)	52,384	507,601
Dassault Systemes SA	26,098	1,395,263
Electronic Arts, Inc. (1)	123,254	4,559,165
Fuji Soft ABC, Inc.	10,900	193,208
i2 Technologies, Inc. (1)	44,780	604,082
Konami Corp.	80,300	2,024,172
Microsoft Corp.	1,499,724	40,027,634
Nintendo Co., Ltd.	1,600	679,893
Oracle Corp. (1)	1,042,819	21,179,654
Oracle Corp. Japan	10,800	492,410
TiVo, Inc. (1)	242,835	1,777,552
Trend Micro, Inc.	62,897	2,388,205
		$83,603,919
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A	10,681	$421,365
Aoyama Trading Co., Ltd.	4,915	65,792
Autobacs Seven Co., Ltd.	13,300	333,028
Best Buy Co., Inc.	74,789	2,804,588
Fast Retailing Co., Ltd.	66,200	6,762,722
Home Depot, Inc.	114,338	2,960,211
Inditex SA	39,946	1,686,482
Isetan Mitsukoshi Holdings, Ltd., Class L (1)	116,600	1,370,528
Kesa Electricals PLC	295,229	590,863
Kingfisher PLC	252,177	602,733
Limited Brands, Inc.	115,104	1,993,601
Staples, Inc.	194,492	4,376,070
Tiffany & Co.	13,839	491,561
TJX Companies, Inc. (The)	25,596	781,190
Yamada Denki Co., Ltd.	2,300	174,649
		$25,415,383
Textiles, Apparel & Luxury Goods — 0.6%
Asics Corp.	8,777	$68,355
Coach, Inc. (1)	47,222	1,182,439
Compagnie Financiere Richemont AG, Class A	33,833	1,498,792
Hanesbrands, Inc. (1)	4,073	88,588
Nike, Inc., Class B	66,150	4,425,435
Swatch Group AG, Class B	6,168	1,141,515
Toyobo Co., Ltd.	290,000	490,607
		$8,895,731
Thrifts & Mortgage Finance — 0.0%
Sovereign Bancorp, Inc.	53,195	$210,120
Tree.com, Inc. (1)	7,397	35,654
		$245,774

Tobacco — 0.9%
Altria Group, Inc.	127,887	$2,537,278
Imperial Tobacco Group PLC	104,962	3,378,077
Philip Morris International, Inc.	127,887	6,151,365
Swedish Match AB	64,387	1,117,609
UST, Inc.	21,669	1,441,855
		$14,626,184
Trading Companies & Distributors — 0.3%
ITOCHU Corp.	116,000	$700,054
Marubeni Corp.	63,000	286,089
Mitsubishi Corp.	62,400	1,304,003
Mitsui & Co., Ltd.	157,962	1,964,500
Toyota Tsusho Corp.	49,991	656,130
		$4,910,776
Transportation Infrastructure — 0.1%
Societe des Autoroutes Paris-Rhin-Rhone	18,585	$1,619,709
		$1,619,709
Water Utilities — 0.1%
Severn Trent PLC	52,773	$1,283,829
		$1,283,829
Wireless Telecommunication Services — 1.6%
KDDI Corp.	673	$3,819,146
NII Holdings, Inc., Class B (1)	30,141	1,142,947
NTT DoCoMo, Inc.	121	194,031
Rogers Communications, Inc., Class B	44,217	1,469,773
Softbank Corp.	196,098	2,560,047
Vodafone Group PLC	7,018,130	15,539,158
		$24,725,102
Total Common Stocks (identified cost $1,602,406,508)		$1,582,337,798

Other Investments — 0.0%

Description	Shares	Value
United Utilities PLC, Deferred Shares (1) (2)	429,187	$0
		$0
Total Other Investments (identified cost $0)		$0

Rights — 0.0%

Security	Shares	Value
Commercial Services & Supplies — 0.0%
Suez Environnement SA, Expires 6/22/10 (1)	38,398	$242,172
		$242,172
Total Rights (identified cost $232,346)		$242,172
Total Investments — 100.7% (identified cost $1,602,638,854)		$1,582,579,970

Covered Call Options Written — (1.3)%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
AMEX EUROTOP 100	11,314		$235	10/14/08	$(1,934,807)
Dow Jones Euro Stoxx 50 Index	35,086	EUR	3,200	10/17/08	(2,286,757)
FTSE 100 Index	9,461	GBP	5,200	10/17/08	(1,332,237)
NASDAQ 100 Index	1,285		$1,700	10/18/08	(2,338,700)
NASDAQ 100 Index	489		$1,725	10/18/08	(660,150)
NASDAQ 100 Index	479		$1,750	10/18/08	(455,050)
Nikkei 225 Index	1,575,000	JPY	12,800	10/10/08	(148,522)
S&P 500 Index	306		$1,185	10/18/08	(979,200)
S&P 500 Index	2,016		$1,210	10/18/08	(4,596,480)
S&P 500 Index	2,404		$1,215	10/18/08	(4,447,400)
SMI Index	4,751	CHF	6,950	10/17/08	(398,300)
Total Covered Call Options Written (premiums received $34,364,676)					$(19,577,603)
Other Assets, Less Liabilities — 0.6%					$9,121,120
Net Assets — 100.0%					$1,572,123,487

ADR	—	American Depository Receipt
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound Sterling
JPY	—	Japanese Yen
(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	54.6%	$857,857,009
Japan	11.0	172,466,097
United Kingdom	9.7	152,792,915
France	6.0	93,750,970
Germany	4.8	74,967,866
Switzerland	4.2	65,931,056
Spain	2.6	40,758,167
Netherlands	2.1	32,607,378
Italy	2.0	30,858,966
Canada	1.1	17,729,293
Finland	0.6	9,344,551
Luxembourg	0.5	8,535,204
Panama	0.3	4,454,736
Cayman Islands	0.3	5,484,099
Other Countries, less than 0.3% each	0.9	15,041,663
	100.7%	$1,582,579,970

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,603,699,676
Gross unrealized appreciation	$156,114,318
Gross unrealized depreciation	(177,234,024)
Net unrealized depreciation	$(21,119,706)

Written call options activity for the fiscal year to date ended September 30, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,481,404	$30,896,320
Options written	14,565,273	293,716,456
Options terminated in closing purchase transactions	(14,323,113)	(263,152,736)
Options expired	(80,973)	(27,095,364)

Outstanding, end of period	1,642,591	$34,364,676

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$898,476,263	$(19,577,603)
Level 2	Other Significant Observable Inputs	684,103,707	—
Level 3	Significant Unobservable Inputs	—	—
Total		$1,582,579,970	$(19,577,603)

*Other financial instruments are written call options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008